Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

NOTE 16 - EQUITY

A.	COMPOSITION OF SHARE CAPITAL:

	December 31, 2024
	Authorized	Issued and outstanding
	Number of shares
Shares with no par value: (1)
Common shares(2)	118,974,950	23,158,669
Preferred A shares(2)	6,628,780	5,179,092
Preferred B shares(2)	11,183,870	9,596,431
Preferred C shares(2)	6,993,630	6,757,394
Preferred C-2 shares(2)	6,841,704	6,761,964
Preferred D shares(2)	9,181,876	7,938,352
Preferred E shares(2)	14,594,856	9,729,992
Preferred F shares(2)	6,633,296	6,354,296
	181,032,962	75,476,190

	December 31, 2025
	Authorized	Issued and outstanding
	Number of shares
Shares with no par value: (1)
Common A shares(3) (5)	850,000,000	68,647,904
Common B shares(3) (5)	75,000,000	14,203,518
Preferred shares(4)	75,000,000	-
	1,000,000,000	82,851,422
(1)	Numbers of shares have been retroactively adjusted to reflect the Recapitalization, as detailed below.

(2)	Common shares and Preferred A, B, C, C-2, D, E and F:

Immediately prior to the completion of our initial public offering (the “IPO”), the Company affected a recapitalization comprised of the following steps (the “Recapitalization”):

i.	The automatic conversion of all of our issued and outstanding Preferred A, B, C, C-2, D, E and F shares into common shares on a one-for-one basis (the “Preferred Conversion”);

ii.	A two-for-one share split of our common shares (the “Share Split”);

iii.	The reclassification of all of our issued and outstanding common shares, after giving effect to the Preferred Conversion and the Share Split, into an equal number of common A shares (“Class A Common Shares” and the “Class A Reclassification”, respectively); and

iv.	The distribution of 36,483,122 of our common B shares (“Class B Common Shares”) to all holders of our Class A common shares as of the Class A Reclassification on a one-for-one basis.

(3)	Class A Common Shares and Class B Common Shares:

The rights of the holders of Class A Common Shares and Class B Common Shares are identical, except with respect to voting, conversion, and transferability, as detailed below.

Voting Rights Holders of Class A Common Shares and Class B Common Shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors, unless otherwise required by law.

i.	Class A Common Shares: Entitled to one (1) vote per share.

ii.	Class B Common Shares: Entitled to ten (10) votes per share.

iii.	Cumulative Voting: The Company’s Memorandum and Articles of Association do not provide for cumulative voting.

Conversion Rights Class A Common Shares are not convertible. Class B Common Shares are convertible into Class A Common Shares on a one-for-one basis as follows:

i.	Optional Conversion: Convertible at any time at the option of the holder.

ii.	Automatic Conversion on Transfer: Automatically converted upon any transfer, whether or not for value, unless the transfer is to a permitted transferee (e.g., family members, trusts, or affiliates under common control).

iii.	Automatic Conversion on Death/Incapacity: Automatically converted upon the death or incapacity of a natural person holder.
iv.	Mandatory Conversion: All Class B Common Shares will automatically convert into Class A Common Shares upon the earliest of:

a.	The date specified by a written consent or affirmative vote of holders of at least two thirds of the outstanding Class B Common Shares;

b.	The time at which the total number of issued and outstanding Class B Common Shares represents less than 15% of the total number of Class B Common Shares issued as of the date of the offering (calculated on a fully diluted basis); or

c.	The tenth (10th) anniversary of the closing of the offering.

Once converted into Class A Common Shares, Class B Common Shares may not be reissued.

Dividends and Distributions Class A Common Shares and Class B Common Shares shall be treated equally and ratably, on a per share basis with respect to any dividend or distribution paid or distributed by the Company.

Liquidation Rights In the event of liquidation, dissolution, or winding-up, holders of Class A Common Shares and Class B Common Shares are entitled to share equally and ratably in all assets remaining after payment of liabilities and any liquidation preferences applicable to outstanding preferred shares.

(4)	Preferred shares

Each series of our preferred shares shall have such designations, powers, preferences, rights, qualifications, limitations and restrictions as specified by our board of directors pursuant to resolutions approving the issuance of such series of preferred shares

(5)	SBT shares

The numbers above exclude 120,606 Class A Common Shares and 2,630,552 Class B Common Shares that have not yet been issued and will not be issued to SBT Venture Fund I (“SBT”) as long as SBT is subject to the sanctions restrictions, including Preferred F shares converted into an equal number of Class A Common Shares pursuant to the Recapitalization which were authorized but not issued to SBT, and which would have been entitled to distribution of Class B Common Shares upon the Class B Distribution.

B.	MOVEMENT IN SHARE CAPITAL:

Issued and outstanding share capital (there is no par value):

Number of Shares(*)

Balance as of January 1, 2023	67,553,230
Issuance of Preferred F shares in respect of conversion of Advanced Investment Agreement	6,392,084
Issuance of common shares in respect of asset acquisition (Deep)	31,000
Purchase of Treasury shares	(200,000)
Forfeited shares in respect of termination of Gatsby founder	(19,376)
Exercise of employees’ options into common shares	1,027,961
Balance as of December 31, 2023	74,784,899

Balance as of January 1, 2024	74,784,899
Issuance of common shares in respect of acquisition (Spaceship)	453,332
Issuance of common shares in respect of asset acquisition (Deep)	8,000
Exercise of employees’ options into common shares	229,959
Balance as of December 31, 2024	75,476,190

Balance as of January 1, 2025	75,476,190
Issuance of common shares in the IPO	7,749,961
Treasury share capital	(1,568,741)
Exercise of employees’ options into common shares	1,194,012
Balance as of December 31, 2025	82,851,422

*	Numbers of shares have been retroactively adjusted to reflect the Recapitalization, as in Note 16(A).

C.	EMPLOYEE SHARE OPTION PLAN:

On May 14, 2007, the Company’s Board adopted the eToro Group Ltd. 2007 Employee Share Option Plan (the “2007 Plan”). On August 23, 2021, the Company’s board adopted a new share incentive plan, which was amended on May 14, 2025 as part of the IPO of the Company (as amended, the “2021 Plan”). eToro will no longer grant any awards under the 2007 Plan, however, outstanding options that were previously granted under the 2007 Plan will remain outstanding and governed according to the terms of the 2007 Plan.

As of December 31, 2025, the Company reserved 32,277,441 of Class A common shares available for issuance to employees, directors, officers and consultants of the Company and its subsidiaries.

On March 21, 2025, the Company resolved to reserve as an unallocated pool such number of shares that is equal to shares representing 7.5% of the issued and outstanding share capital of the Company calculated immediately after closing of the IPO, eventually resulting in unallocated pool of 8,254,881 shares.

As of immediately prior to the IPO, the unallocated pool of the Company consisted of 1,189,556 shares, resulting in an increase of the unallocated pool and the total pool by 7,065,325 shares, to an unallocated pool of 8,254,881 shares and a total pool of 32,277,441 as of immediately following the IPO.

The unallocated pool for the years ended December 31, 2025 and 2024 consists of 8,188,028 and 1,763,732 shares, respectively.

On March 14, 2024, the Company resolved to reprice the options to purchase common shares granted to employees of eToro Ltd. of 2,044,040 options, from an exercise price $21.56 or greater per option to $17.5 per option, and received a tax ruling from the Israeli Tax Authority in that regard on May 16, 2024.

Accordingly, as of the date of the repricing the incremental value resulting from the modification amounted to $3,425.

In May 2025, the Company adopted the 2025 Employee Share Purchase Plan (ESPP), which comprises a U.S. tax-qualified component under Section 423 of the Internal Revenue Code and a non-qualified component to accommodate non-U.S. employees and other considerations. The plan allows eligible employees to purchase Class A common shares through payroll deductions ranging from 1% to a maximum of 20% of their compensation. Employees may withdraw from an offering period at any time before the purchase date, upon which their accumulated contributions are refunded, and no shares are purchased.

An initial pool of 2,201,301 Class A common shares is authorized for issuance under the ESPP, which also serves as the maximum limit for shares issued under the Section 423 component. The plan includes an evergreen provision where the total share pool automatically increases on the first day of each fiscal year from 2026 through 2035. This annual increase is equal to the lesser of 1.0% of the outstanding Class A common shares as of the preceding year-end or a smaller amount determined by the Board of Directors.

The plan administrator establishes the timing of the plan, with offering periods lasting up to a maximum of 27 months. Shares are purchased at a 15% discount, meaning the purchase price is set at 85% of the lower of the fair market value of the Class A common shares on either the first trading day or the last trading day of the respective offering period.

The fair value of share-based awards, granted in 2025 and 2024, was estimated using the Black & Scholes option-pricing model with the following assumptions:

	December 31,
	2025	2024

Weighted average expected term (years)	5.43	5.44
Interest rate	4.44%	4.18%
Volatility	40.82%	39.25%
Dividend yield	0%	0%

Based on the above inputs, the average fair value of the options granted in the years ended December 31, 2025 and 2024, was determined at $38.61 and $51 per option, respectively.

These assumptions and estimates were determined as follows:

Expected Volatility. Since the Company has no trading history of its ordinary shares, the expected volatility is derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.

Fair Value of Common Shares. Prior to the Company’s initial public offering, the fair value was determined by the Company’s board of directors, with input from management and valuation reports prepared by third-party valuation specialists

Subsequent to the initial public offering, the fair value of the Company’s shares is determined based on the quoted closing market price.

Expected Dividend Yield. The Company does not presently plan to pay cash dividends in the foreseeable future. As a result, an expected dividend yield of zero percent was used.

Risk-Free Interest Rate. The risk-free rate for the expected term of the options is based on the Black-Scholes option-pricing model on the yields of U.S. Treasury securities with maturities appropriate for the expected term of employee share option awards.

The fair value of the ESPP, including awards granted in 2025, was estimated using a Monte Carlo simulation that incorporates the plan’s terms and conditions, based on the following assumptions:

December 31, 2025

Weighted average expected term (years)	0.50
Interest rate	3.70%
Volatility	44.69%
Ordinary share value (USD)	41.88
Dividend yield	0%

Expected Volatility. The volatility was estimated based on the daily historical change in the ordinary share price of comparable companies for a period of 1 year, as we consider this the minimum representative period for a stock volatility.

Fair Value of Common Shares. The ordinary share value is based on the closing price of the Company’s ordinary share as of the valuation date.

Expected Dividend Yield. The company does not presently plan to pay cash dividends in the foreseeable future. As a result, an expected dividend yield of zero percent was used.

Risk-Free Interest Rate. The estimation of the risk-free interest rate was based on the zero-coupon yield of US treasury bonds for a period of 0.5 years as of the valuation date

The share-based payment expense was recorded in the statement of profit or loss as follows:

	Year ended December 31,
	2025	2024	2023

Research and development	8,943	4,017	6,336
Selling and marketing	1,717	1,409	2,303
General, administrative and operating	5,485	21,724	57,504
	16,145	27,150	66,143

The changes in outstanding options were as follows(*):

	Year ended December 31,
	2025
	Number of options	Weighted average exercise price
Options at beginning of year	14,474,648	7.58
Granted	725,020	15.11
Exercised	(1,197,280)	7.50
Forfeited	(86,590)	19.04
Options outstanding at end of year	13,915,798	9.18
Options exercisable at end of year	12,317,036	8.02

	Year ended December 31,
	2024
	Number of options	Weighted average exercise price
Options at beginning of year	14,372,252	9.60
Granted	725,200	17.58
Exercised	(229,960)	3.86
Forfeited	(392,844)	18.28
Options outstanding at end of year	14,474,648	7.58
Options exercisable at end of year	12,537,644	6.35

	Year ended December 31,
	2023
	Number of options	Weighted average exercise price
Options at beginning of year	15,409,236	7.75
Granted	379,600	20.10
Exercised	(1,027,960)	2.50
Forfeited	(388,624)	17.26
Options outstanding at end of year	14,372,252	9.60
Options exercisable at end of year	11,004,004	7.13

The weighted average share price at the date of exercise of the options exercised during the years ended December 31, 2025 and 2024 was $42.76 and $27, respectively.

The weighted average remaining contractual life for the share options outstanding as of December 31, 2025 and 2024 was 5.48 years and 5.4 years, respectively.

The range of exercise prices for options outstanding as of December 31, 2025 and 2024 was $0 to $64.26.

*	Numbers of shares and USD weighted average exercise prices have been retroactively adjusted to reflect the Recapitalization, as in Note 16(A)
D.	SIGNIFICANT EVENTS IN THE REPORTING PERIOD:

(1)	In February 2021, the Company signed an Advanced Investment Agreement (the “AIA”) with investors. According to the Advanced Investment Agreement, the investors, severally and not jointly, have agreed to provide the Company with a bridge investment in the aggregate amount of up to $250,000 (the “Total Investment Amount”).

(2)	In February 2023, at the lapse of twenty-four (24) months from the closing date of the AIA (the “Trigger Date”), an amount of $240,909 was converted to 6,392,084 Senior Preferred F Shares of the Company, in accordance with the terms and conditions of the AIA. This amount represents the Total Investment Amount, excluding an amount of $9,091 invested by SBT Venture Fund I (“SBT”), L.P., an entity controlled by Sberbank, which is designated as a sanctioned party and therefore non-compliant with the terms of the AIA. As result, the conversion of the $9,091 investment by SBT, representing 241,212 Preferred F Shares, has been suspended

(3)	In March 2023, the Company purchased 200,000 of the Company’s Class B Preferred Shares, at a price of $52.50 per share, from a shareholder, pursuant to and by exercising a right of first refusal it had over such transaction.

(4)	Secondary transaction:

In August 2023, certain investors and employees of the Company (the “Sellers”) entered into an agreement with two existing investors of the Company (the “Buyers”) and sold an aggregate amount of 5,625,216 shares of the Company, consisting of common shares and several different classes of preferred shares to the Buyers. at a price per share that was mutually agreed to by the parties. The Sellers of the preferred shares agreed to convert their shares into common shares at a 1:1 ratio immediately prior to the sale thereof. The secondary transaction was consummated at fair value and accordingly, no additional compensation was recorded.

(5)	Asset acquisition:

On October 2023, the Group entered into an Asset Sale and Purchase Agreement (the “Agreement”) with Deep It Ltd. (“Deep”), to acquire Deep’s technology, an IP that enables content automation technology for $525 in cash and 39,000 common shares.

(6)	On November 1, 2024, the Company consummated a business combination transaction where control over Spaceship Financial Services Pty Ltd. (“Spaceship”) was obtained (see Note 22 below).
(7)	Initial Public Offering:

On May 15, 2025, the Company consummated its initial public offering (“IPO”) of 13,711,470 Class A Common Shares, no par value, at a price to the public of $52.00 per share. This offering included the issuance of 1,788,452 Class A Common Shares resulting from the underwriters’ full exercise of their over-allotment option. Of the 13,711,470 Class A Common Shares sold in the IPO, 7,749,961 shares were issued and sold by the Company, and 5,961,509 shares were sold by selling shareholders.

The net proceeds to the Company from the IPO were $378 million, after deducting underwriting discounts, commissions, and estimated offering expenses payable by the Company. As of December 31,2025, the related costs of $25.1 million which directly attributable to the issuance of new shares , were recognized as a reduction of the gross proceeds within the Share Premium. Additional related costs of $10.9 million, which relate to the listing of existing shares, were recognized as expenses in the Statement of Profit or Loss under General, Administrative, and Operating expenses. As of December 31,2024, related cost of $1.3 million, were recognized as expenses in the Statement of Profit or Loss under General, Administrative, and Operating expenses.

Immediately prior to the IPO, the Company effected the Recapitalization, as detailed in Note 16(A).

(8)	Share Repurchase Program:

On November 10, 2025, the Company announced that its Board of Directors has authorized a share repurchase program of up to $150million (the “Share Repurchase Program”). On November 13, 2025, the Company entered into an accelerated share repurchase transaction with Goldman Sachs & Co. LLC to repurchase an aggregate of $51.1 million of Class A Common Shares under the Share Repurchase Program.

In addition, during the fourth quarter of 2025, the Company repurchased an aggregate of $10.9 million of its Class A Common Shares through buyback transactions in the open market.

For further details regarding subsequent transactions, see Note 25, Subsequent Events